Other financial assets and liabilities (Details) $ in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Other financial assets
Derivative financial instruments- current		$ 134		$ 288
Related parties - Loans - Current		195		319
Total other financial assets - Current		329		607
Restricted cash-noncurrent		38		151
Derivative financial instruments - Non-Current		66		184
Investments in equity securities -Non- Current		757		726
Related parties - Loans - Non-current		923		1,600
Total other financial assets - Non-Current		1,784		2,661
Other financial liabilities
Derivative financial instruments - Current		328		94
Related parties - Current		725		980
Advance received-Current		644		330
Liabilities related to the concession grant-Current		209
Total other financial liabilities - Current		1,906		1,404
Derivative financial instruments - Non-Current		689		307
Related parties- Non-Current		943		956
Financial guarantees provided -Non current		877		525
Liabilities related to the concession grant-Non current		2,103
Total other financial liabilities - Non-Current		$ 4,612		1,788
Number of debentures issued (in shares) | shares		388,559,056
Remuneration paid to the participative stockholders debentures	R$ 1	$ 183	R$ 776	$ 194